Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 145,000	SFr 229,500
Offsetting	(128,800)	(208,200)
of which counterparty netting	(113,800)	(184,700)
of which cash collateral netting	(15,000)	(23,500)
Total net derivatives subject to enforceable master netting agreements	16,200	21,300
Total derivatives not subject to enforceable master netting agreements	3,400	5,600
Total net derivatives presented in the consolidated balance sheets	19,600	26,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	89,400	99,900
Securities purchased under resale agreements, offsetting	(28,800)	(26,900)
Securities purchased under resale agreements, net	60,600	73,000
Securities borrowing transactions, gross	18,700	24,000
Securities borrowing transactions, offsetting	(5,000)	(4,500)
Securities borrowing transactions, net	13,700	19,500
Total subject to enforceable master netting agreements, gross	108,100	123,900
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total subject to enforceable master netting agreements, net	74,300	92,500
Total not subject to enforceable master netting agreements	41,000	42,200
Total, gross	149,100	166,100
Total, net	115,300	134,700
of which reported at fair value	77,498	87,331
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,200	21,300
Derivatives, financial instruments	5,200	6,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	11,000	15,000
Securities purchased under resale agreements, net	60,600	73,000
Securities purchased under resale agreements, financial instruments	60,600	73,000
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	13,700	19,500
Securities borrowing transactions, financial instruments	13,200	18,600
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	500	900
Total financial assets subject to enforceable master netting agreements, net	90,500	113,800
Total financial assets subject to enforceable master netting agreements, financial instruments	79,000	97,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial assets subject to enforceable master netting agreements, net exposure	11,500	15,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,600	26,800
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,300	10,300
Offsetting	(5,700)	(8,500)
Total net derivatives subject to enforceable master netting agreements	600	1,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	600	1,800
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	129,400	207,600
Offsetting	(114,500)	(188,600)
Total net derivatives subject to enforceable master netting agreements	14,900	19,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,900	19,000
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,300	11,600
Offsetting	(8,600)	(11,100)
Total net derivatives subject to enforceable master netting agreements	700	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	700	500
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	85,900	137,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,500	8,200
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	83,300	129,100
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,300	59,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,100	59,300
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,900	22,700
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,700	11,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,200	11,500
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,500	7,900
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,600	2,100
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,900	5,800
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	2,200
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	2,200
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	145,000	229,500
Offsetting	(128,800)	(208,200)
of which counterparty netting	(113,800)	(184,700)
of which cash collateral netting	(15,000)	(23,500)
Total net derivatives subject to enforceable master netting agreements	16,200	21,300
Total derivatives not subject to enforceable master netting agreements	3,700	5,800
Total net derivatives presented in the consolidated balance sheets	19,900	27,100
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	89,400	100,200
Securities purchased under resale agreements, offsetting	(28,800)	(26,900)
Securities purchased under resale agreements, net	60,600	73,300
Securities borrowing transactions, gross	18,700	24,000
Securities borrowing transactions, offsetting	(5,000)	(4,500)
Securities borrowing transactions, net	13,700	19,500
Total subject to enforceable master netting agreements, gross	108,100	124,200
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total subject to enforceable master netting agreements, net	74,300	92,800
Total not subject to enforceable master netting agreements	41,000	42,300
Total, gross	149,100	166,500
Total, net	115,300	135,100
of which reported at fair value	77,498	87,331
Amounts not offset in the consolidated balance sheets
Derivatives, net	16,200	21,300
Derivatives, financial instruments	5,200	6,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	11,000	15,000
Securities purchased under resale agreements, net	60,600	73,300
Securities purchased under resale agreements, financial instruments	60,600	73,300
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	13,700	19,500
Securities borrowing transactions, financial instruments	13,200	18,600
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	500	900
Total financial assets subject to enforceable master netting agreements, net	90,500	114,100
Total financial assets subject to enforceable master netting agreements, financial instruments	79,000	98,200
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial assets subject to enforceable master netting agreements, net exposure	11,500	15,900
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	19,900	27,000
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,300	10,300
Offsetting	(5,700)	(8,500)
Total net derivatives subject to enforceable master netting agreements	600	1,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	600	1,800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	129,400	207,600
Offsetting	(114,500)	(188,600)
Total net derivatives subject to enforceable master netting agreements	14,900	19,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,900	19,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,300	11,600
Offsetting	(8,600)	(11,100)
Total net derivatives subject to enforceable master netting agreements	700	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	700	500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	85,900	137,400
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,500	8,200
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	83,300	129,100
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,300	59,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	0
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,100	59,300
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,900	22,700
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,700	11,200
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	9,200	11,500
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,500	7,900
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,600	2,100
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,900	5,800
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	2,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400	2,200
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 0